Shareholders' Equity	12 Months Ended
Oct. 31, 2022
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 10 — SHAREHOLDERS’ EQUITY

Common stock

The Company was incorporated on February 28, 2022 to serve as a holding company. The Company’s authorized share capital is 500,000,000 ordinary shares of a par value of $0.0001 each. In connection with the SPAC Transaction on December 16, 2022, the Company issued 50 million ordinary shares in exchange for all outstanding ordinary shares of Caravelle Group.

Dividends

On December 23, 2021, Topsheen Shipping declared and paid dividends of $8,050,000, of which Topsheen Samoa received $4,910,500 and non-controlling shareholder received $3,139,500. Topsheen Samoa declared and paid dividends of $2,013,000, of which SGEX received $1,811,700 and non-controlling shareholder received $201,300. SGEX declared and paid dividends of $1,811,700 to Caravelle, which in turn declared and paid $1,811,700 to shareholders.

On May 25, 2022, Topsheen Shipping declared and paid dividends of $11,800,000, of which Topsheen Samoa received $7,198,000 and non-controlling shareholder received $4,602,000. Topsheen Samoa declared and paid dividends of $7,198,000, of which SGEX received $6,478,200 and non-controlling shareholder received $719,800.

During the year ended October 31, 2022, Topsheen Shipping declared and paid total dividends of $16,952,502, of which Topsheen Samoa received $8,289,902 and non-controlling shareholder received $ 8,662,600.

Purchase of a non-controlling shareholder’s interest

On October 19, 2021, Keen Best Shipping Co., Ltd, a non-controlling shareholder, transferred 400,000 shares of Topsheen Bulk to Topsheen Shipping for consideration of $327,848. As the result of the transaction, Topsheen Bulk became a 100% owned subsidiary of Topsheen Shipping.

2022 Incentive Plan

Caravelle has adopted the 2022 Share Incentive Plan (the “2022 Plan”), which provides for the issuance of up to an aggregate of 3,349,520 of its ordinary shares.